Share-Based Compensation (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Imaging Taiwan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Balance		0	31,139
Number of Shares, Vested			(31,139)
Number of Shares, Forfeited			0
Number of Shares, Balance			0	31,139
Weighted Average Grant Date Fair Value, Balance		$ 0	$ 0.72
Weighted Average Grant Date Fair Value, Vested			0.72
Weighted Average Grant Date Fair Value, Forfeited			0
Weighted Average Grant Date Fair Value, Balance			$ 0	$ 0.72
Restricted Stock Units (Rsus) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Balance	204,007	964,006	1,511,223
Number of Shares, Granted	1,208,785	597,596	1,219,791	867,771	5,522,279	2,727,278
Number of Shares, Vested	(1,207,241)	(1,257,803)	(1,694,872)
Number of Shares, Forfeited	(23,063)	(99,792)	(72,136)
Number of Shares, Balance	182,488	204,007	964,006	1,511,223
Weighted Average Grant Date Fair Value, Balance	$ 9.17	$ 4.11	$ 2.47
Weighted Average Grant Date Fair Value, Granted	8.30	7.92	9.27
Weighted Average Grant Date Fair Value, Vested	8.39	5.19	6.44
Weighted Average Grant Date Fair Value, Forfeited	9.04	2.94	2.06
Weighted Average Grant Date Fair Value, Balance	$ 8.60	$ 9.17	$ 4.11	$ 2.47